Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present our segment information for the years ended December 31, 2016, 2017 and 2018. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2016
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€348,909	€286,398	€110,517	€—	€745,824
Subscription revenue	—	—	—	5,511	5,511
Other revenue	—	—	—	2,834	2,834
Total revenue	€348,909	€286,398	€110,517	€8,345	€754,169
Advertising spend	257,471	243,176	122,805	—	623,452
ROAS contribution	€91,438	€43,222	€(12,288)	€8,345	€130,717
Costs and expenses:
Cost of revenue, including related party, excluding amortization					4,273
Other selling and marketing(1)					49,772
Technology and content					51,658
General and administrative, including related party					55,602
Amortization of intangible assets					13,857
Operating loss					€(44,445)
Other income (expense)
Interest expense					(137)
Other, net					(139)
Total other income (expense), net					€(276)
Loss before income taxes					€(44,721)
Provision for income taxes					6,670
Net loss					€(51,391)
(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2017
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€424,993	€391,667	€203,673	€—	€1,020,333
Subscription revenue	—	—	—	11,511	11,511
Other revenue	—	—	—	3,539	3,539
Total revenue	€424,993	€391,667	€203,673	€15,050	€1,035,383
Advertising spend	324,487	338,072	222,126	—	884,685
ROAS contribution	€100,506	€53,595	€(18,453)	€15,050	€150,698
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,930
Other selling and marketing(1)					62,240
Technology and content					52,232
General and administrative, including related party					47,444
Amortization of intangible assets					3,220
Operating loss					€(20,368)
Other income (expense)
Interest expense					(44)
Gain on deconsolidation of subsidiaries					2,007
Other, net					592
Total other income (expense), net					€2,555
Loss before income taxes					€(17,813)
Provision for income taxes					(4,764)
Net loss					€(13,049)
(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2018
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€378,919	€315,966	€204,937	€—	€899,822
Subscription revenue	—	—	—	13,863	13,863
Other revenue	—	—	—	1,131	1,131
Total revenue	€378,919	€315,966	€204,937	€14,994	€914,816
Advertising spend	265,004	261,620	205,834	—	732,458
ROAS contribution	€113,915	€54,346	€(897)	€14,994	€182,358
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,435
Other selling and marketing(1)					73,175
Technology and content					66,904
General and administrative, including related party					54,326
Amortization of intangible assets					1,684
Operating loss					€(19,166)
Other income (expense)
Interest expense					(1,839)
Gain on deconsolidation of subsidiaries					—
Other, net					539
Total other income (expense), net					€(1,300)
Loss before income taxes					€(20,466)
Provision for income taxes					1,086
Net loss before equity method investment					€(21,552)
Income (loss) from equity method investment					63
Net loss					€(21,489)
(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents revenue by geographic area for the years ended December 31, 2016, 2017 and 2018. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2016	2017	2018
Total Revenues
United States	€199,423	€255,501	€194,416
United Kingdom	86,745	108,080	95,893
Germany	76,599	85,308	73,143
Australia	30,820	50,623	47,737
Spain	37,715	36,757	34,059
All other countries	322,867	499,114	469,568
	€754,169	€1,035,383	€914,816

The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2017 and 2018:

(in thousands)	Years ended December 31,
	2017	2018
Property and equipment, net:
Germany	€112,707	€159,071
All other countries	1,764	2,930
	€114,471	€162,001